Acquisitions and Divestitures (Revenue, Expense, and Loss from Operations, Classified as Held for Sale) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) gain from operations of disposal groups	$ 91	$ (12)			$ (1,766)	$ 94
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment	0	0			1,807	0
(Loss) gain from operations of disposal groups	$ 91	$ (12)			$ (1,766)	$ 94
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.02	0.00			(0.19)	0.01
Limited partners' (loss) per unit from discontinued operations (diluted)	(0.20)		0.01	0.01	(0.19)